STOCK BENEFIT PLANS (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2014 Officers' and Employees' Stock Options [Member]	Jun. 30, 2013 Officers' and Employees' Stock Options [Member]	Jun. 30, 2012 Officers' and Employees' Stock Options [Member]	Jun. 30, 2011 Officers' and Employees' Stock Options [Member]	Jun. 30, 2014 Directors' Stock Options [Member]	Jun. 30, 2013 Directors' Stock Options [Member]	Jun. 30, 2012 Directors' Stock Options [Member]	Jun. 30, 2011 Directors' Stock Options [Member]
STOCK BENEFIT PLANS [Abstract]
Exercise price of stock option granted, minimum percentage of fair market value	100.00%
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, shares				77,019	77,019	87,019	87,019	37,500	37,500	37,500	37,805
Stock options outstanding, weighted-average exercise price				$ 16.20	$ 16.20		$ 16.20	$ 16.20	$ 16.20		$ 16.20
Stock options outstanding, weighted-average remaining contractual life, years				4 years 3 months	5 years 3 months			4 years 5 months 1 day	5 years 5 months 1 day
Stock options exercisable, shares				77,019	57,290			37,500	30,000
Stock options exercisable, weighted-average exercise price				$ 16.20	$ 16.20			$ 16.20	$ 16.20
Employee stock ownership plan, compensation expense	$ 100	$ 115	$ 152
Employee stock ownership plan, number of shares	339,972	278,330